9. EQUITY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Equity Transactions Tables
Summary of warrants issued
	December 31, 2013
	Shares	Weighted Average Exercise Price
Outstanding at 12/31/12	1,081,993	$6.87
Issued	—	$—
Exercised	(99,630)	$(1.50)
Forfeited	—	$—
Expired	—	$—

Outstanding at end of period	982,363	$7.41

Exerciseable at end of period	982,363

Summary of warrants outstanding

	December 31, 2013
Number of Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares Exerciseable	Weighted Average Exercise Price
537,037	3.95	$1.50	537,037
445,326	2.43	$14.55	445,326

982,363		$7.41	982,363	$7.41

Significant weighted average assumptions relating to valuation of Company's warrants

The significant weighted average assumptions relating to the valuation of the Company's warrants for the year ended December 31, 2013 were as follows:

Dividend yield	0%
Expected life	5
Expected volatility	369%
Risk free interest rate	2%